Corporate Information - Additional Information (Detail)					1 Months Ended		12 Months Ended
	Dec. 31, 2014 shares	Apr. 04, 2012	Jan. 16, 2012 shares	Jan. 13, 2012 shares	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2020 Subsidiaries Associate shares	Dec. 31, 2019 Subsidiaries Associate	Dec. 31, 2018 JointVenture	Dec. 31, 2015 shares
Disclosure of Corporate Information [Line Items]
Number of indirectly owned subsidiaries							33	33
Number of directly owned subsidiaries							9	9
Number of joint ventures								4	4
Number of associate | Associate							1	1
HL Global Enterprises Limited [member]
Disclosure of Corporate Information [Line Items]
Ownership interest in subsidiary	50.20%	48.90%	48.10%		50.10%	49.40%	50.20%	50.20%		50.20%
Number of preference shares converted into ordinary shares				24,189,170
Percentage of unconverted preference shares transfer to trustee				100.00%
Conversion of convertible preference shares into ordinary shares			24,189,170
Number of shares purchased in open market	465,000
Number of ordinary shares exercise to consolidation										10
Number of ordinary shares exercised into consolidation										1
Number of ordinary shares held upon completion of consolidation exercise										47,107,707
Foreign Shares Of Yuchai [member]
Disclosure of Corporate Information [Line Items]
Number of wholly owned subsidiaries | Subsidiaries							6
Percentage of issued share capital held by group							76.41%
Number of shares owned by entity							361,420,150
Guangxi Yuchai Machinery Group Company Limited [member]
Disclosure of Corporate Information [Line Items]
Proportion of ownership interests held in parent							22.09%
Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of Corporate Information [Line Items]
Number of wholly owned subsidiaries | Subsidiaries							29	29
Ownership interest in subsidiary							54.90%	54.90%
Guangxi Yuchai Accessories Manufacturing Company Limited [member]
Disclosure of Corporate Information [Line Items]
Number of wholly owned subsidiaries | Subsidiaries							2
Ownership interest in subsidiary							76.40%	76.40%